Debt - Convertible Debt (Details) $ / shares in Units, $ in Thousands	8 Months Ended
	Jan. 07, 2024 USD ($) shares	Jun. 04, 2021 USD ($) debt_instrument $ / shares
Debt Instrument [Line Items]
Interest rate		1.07%
Shares issued upon conversion (in shares) | shares	5,000
Interest Forfeit, Long Term Debt	$ 890
Convertible Debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument		2
Face amount		$ 5,000
Conversion price (in dollars per share) | $ / shares		$ 10
Accrued interest	137
Interest Forfeit, Long Term Debt	$ 890